Quarterly Financial Data (Unaudited) (Restated)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED) (Restated)

18. QUARTERLY FINANCIAL DATA (UNAUDITED) (Restated)

The following tables sets forth the unaudited consolidated statements of operations for the three months ended March 31, 2019 and 2020.

	For the Three Months Ended March 31,
	2019	2020
		Restated
Revenues	$13,753	$9,757

Operating expenses:
Cost of revenues	(8,212)	(4,991)
Selling and marketing	(259)	(379)
General and administrative	(639)	(1,287)
Research and development	(197)	(206)
Total operating expenses	(9,307)	(6,863)

Income from operations	4,446	2,894
Other (expenses) income:
Interest expense, net	(135)	(87)
Change in fair value of private warrant liability	-	18,117
Other (expenses) income, net	(5)	30
Total other expenses	(140)	18,060

Income before income tax	4,306	20,954
Income tax (expense) benefit	(172)	5
Net income	4,134	20,959
Less: net loss attributable to non-controlling interests	(9)	(59)
Net income attributable to Glory Star New Media Group Holdings Limited's shareholders	$4,143	$21,018

Other comprehensive income (loss)
Unrealized foreign currency translation gain (loss)	577	(1,087)
Comprehensive income	4,711	19,872
Less: comprehensive loss attributable to non-controlling interests	-	(67)
Comprehensive income attributable to Glory Star New Media Group Holdings Limited's shareholders	$4,711	$19,939

Earnings per ordinary share
Basic	$0.10	$0.46

Weighted average shares used in calculating earnings per ordinary share
Basic	41,204,025	45,504,828

Earnings per ordinary share
Dilutive	$0.09	$0.41

Weighted average shares used in calculating earnings per ordinary share
Dilutive	46,484,025	50,784,828

The following tables sets forth the unaudited consolidated statements of operations for the three and six months ended June 30, 2019 and 2020.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2019	2020	2019	2020
		Restated		Restated
Revenues(a)	$18,494	$19,651	$32,246	$29,408

Operating expenses:
Cost of revenues	(10,080)	(5,392)	(18,292)	(10,383)
Selling and marketing	(456)	(1,775)	(716)	(2,153)
General and administrative	(1,147)	(3,783)	(1,786)	(5,070)
Research and development	(251)	(130)	(448)	(336)
Total operating expenses	(11,934)	(11,080)	(21,242)	(17,942)

Income from operations	6,560	8,571	11,004	11,466
Other (expenses) income:
Interest expense, net	(82)	(82)	(218)	(169)
Change in fair value of private warrant liability	-	95	-	18,213
Other (expenses) income, net	(3)	92	(8)	123
Total other expenses	(85)	105	(226)	18,167

Income before income tax	6,475	8,676	10,778	29,633
Income tax (expense) benefit	64	459	(107)	464
Net income	6,539	9,135	10,671	30,097
Less: net loss attributable to non-controlling interests	(65)	(36)	(74)	(94)
Net income attributable to Glory Star New Media Group Holdings Limited's shareholders	$6,604	$9,171	$10,745	$30,191

Other comprehensive income (loss)
Unrealized foreign currency translation gain (loss)	(765)	108	(188)	(979)
Comprehensive income	5,774	9,243	10,483	29,118
Less: comprehensive loss attributable to non-controlling interests	(70)	(35)	(69)	(102)
Comprehensive income attributable to Glory Star New Media Group Holdings Limited's shareholders	$5,844	$9,278	$10,552	$29,220

Earnings per ordinary share
Basic	$0.16	$0.17	$0.26	$0.60

Weighted average shares used in calculating earnings per ordinary share
Basic	41,204,025	54,749,415	41,204,025	50,127,122

Earnings per ordinary share
Dilutive	$0.14	$0.16	$0.23	$0.59

Weighted average shares used in calculating earnings per ordinary share
Dilutive	46,484,025	56,074,415	46,484,025	51,452,122

Restatement of Quarterly Consolidated Financial Statements

In lieu of filing amended Quarterly Report on Form 10-Q for the three months ended March 31, 2020 and Interim Report on Form 6-K for the three and six months ended June 30, 2020, the following tables represent the Company's restated consolidated financial statements (unaudited) for each of the restated periods.

Impacted Financial Statement Line Items

	For the Three Months Ended March 31, 2020
	As previously reported	Restatement Impacts	As Restated
Change in fair value of warrant liability	$-	$18,117	$18,117
Total other (expenses) income	(57)	18,117	18,060
Income before income tax	2,837	18,117	20,954
Net income	2,842	18,117	20,959
Net income attributable to Glory Star New Media Group Holdings Limited's shareholders	2,901	18,117	21,018
Comprehensive income	1,755	18,117	19,872
Comprehensive income attributable to Glory Star New Media Group Holdings Limited's shareholders	1,822	18,117	19,939
Earnings per ordinary share
Basic	0.06	0.40	0.46
Dilutive	0.06	0.35	0.41

	For the Three Months Ended June 30, 2020
	As previously reported	Restatement Impacts	As Restated
Change in fair value of warrant liability	$-	$95	$95
Total other (expenses) income	10	95	105
Income before income tax	8,581	95	8,676
Net income	9,040	95	9,135
Net income attributable to Glory Star New Media Group Holdings Limited's shareholders	9,076	95	9,171
Comprehensive income	9,148	95	9,243
Comprehensive income attributable to Glory Star New Media Group Holdings Limited's shareholders	9,183	95	9,278
Earnings per ordinary share
Basic	0.17	-	0.17
Dilutive	0.16	-	0.16

	For the Six Months Ended June 30, 2020
	As previously reported	Restatement Impacts	As Restated
Change in fair value of warrant liability	$-	$18,213	$18,213
Total other expenses	(46)	18,213	18,167
Income before income tax	11,420	18,213	29,633
Net income	11,884	18,213	30,097
Net income attributable to Glory Star New Media Group Holdings Limited's shareholders	11,978	18,213	30,191
Comprehensive income	10,905	18,213	29,118
Comprehensive income attributable to Glory Star New Media Group Holdings Limited's shareholders	11,007	18,213	29,220
Earnings per ordinary share
Basic	0.24	0.36	0.60
Dilutive	0.23	0.36	0.59

Consolidated Balance Sheet

	As of March 31, 2020
	As previously reported	Restatement Impacts	As Restated
Assets
Current assets:
Cash and cash equivalents	$9,961	$-	$9,961
Accounts receivable, net	55,003	-	55,003
Prepayment and other current assets	2,554	-	2,554
Total current assets	67,518	-	67,518
Property and equipment, net	269	-	269
Intangible assets, net	14,051	-	14,051
Deferred tax assets	596	-	596
Unamortized produced content, net	1,342	-	1,342
Right-of-use assets	1,907	-	1,907
Total non-current assets	18,165	-	18,165
TOTAL ASSETS	$85,683	$-	$85,683

Liabilities and Equity
Current liabilities:
Short-term bank loans	$3,672	$-	$3,672
Accounts payable	5,095	-	5,095
Advances from customers	498	-	498
Accrued liabilities and other payables	5,569	-	5,569
Other taxes payable	2,148	-	2,148
Operating lease liabilities -current	333	-	333
Due to related parties	1,999	-	1,999
Convertible promissory note - related party	1,400	-	1,400
Total current liabilities	20,714	-	20,714
Long-term bank loan	1,271	-	1,271
Operating lease liabilities - non-current	1,488	-	1,488
Warrant liability	-	2,429	2,429
Total non-current liabilities	2,759	2,429	5,188
TOTAL LIABILITIES	$23,473	$2,429	$25,902

Commitments and contingences

Shareholders' equity
Preferred shares (par value of $0.0001 per share; 2,000,000 authorized; none issued and outstanding)	$-	$-	$-
Ordinary shares (par value of $0.0001 per share; 200,000,000 shares authorized as of December 31, 2019 and March 31, 2020; 41,204,025 and 50,898,866 shares issued and outstanding as of December 31, 2019 and March 31, 2020, respectively)	5	-	5
Additional paid-in capital	11,573	(11,498)	75
Statutory reserve	431	-	431
Retained earnings	52,448	9,069	61,517
Accumulated other comprehensive loss	(2,655)	-	(2,655)
TOTAL GLORY STAR NEW MEDIA GROUP HOLDINGS LIMITED SHAREHOLDERS' EQUITY	61,802	(2,429)	59,373
Non-controlling interest	408	-	408
TOTAL EQUITY	62,210	(2,429)	59,781

TOTAL LIABILITIES AND EQUITY	$85,683	$-	$85,683

Consolidated Balance Sheet

	As of June 30, 2020
	As previously reported	Restatement Impacts	As Restated
Assets
Current assets:
Cash and cash equivalents	$9,056	$-	$9,056
Accounts receivable, net	59,327	-	59,327
Prepayment and other current assets	10,203	-	10,203
Total current assets	78,586	-	78,586
Property and equipment, net	241	-	241
Intangible assets, net	14,683	-	14,683
Deferred tax assets	987	-	987
Unamortized produced content, net	2,175	-	2,175
Right-of-use assets	1,596	-	1,596
Total non-current assets	19,682	-	19,682
TOTAL ASSETS	$98,268	$-	$98,268

Liabilities and Equity
Current liabilities:
Short-term bank loans	$3,680	$-	$3,680
Accounts payable	6,731	-	6,731
Advances from customers	530	-	530
Accrued liabilities and other payables	5,579	-	5,579
Other taxes payable	2,103	-	2,103
Operating lease liabilities -current	296	-	296
Due to related parties	1,201	-	1,201
Convertible promissory note - related party	1,400	-	1,400
Total current liabilities	21,520	-	21,520
Long-term bank loan	1,274	-	1,274
Warrant liability	-	2,333	2,333
Operating lease liabilities - non-current	1,322	-	1,322
Total non-current liabilities	2,596	2,333	4,929
TOTAL LIABILITIES	$24,116	$2,333	$26,449

Commitments and contingences

Shareholders' equity
Preferred shares (par value of $0.0001 per share; 2,000,000 authorized; none issued and outstanding)	$-	$-	$-
Ordinary shares (par value of $0.0001 per share; 200,000,000 shares authorized as of December 31, 2019 and June 30, 2020; 41,204,025 and 56,011,366 shares issued and outstanding as of December 31, 2019 and June 30, 2020, respectively)	6	-	6
Additional paid-in capital	14,365	(11,498)	2,867
Statutory reserve	431	-	431
Retained earnings	61,525	9,165	70,690
Accumulated other comprehensive loss	(2,548)	-	(2,548)
TOTAL GLORY STAR NEW MEDIA GROUP HOLDINGS LIMITED SHAREHOLDERS' EQUITY	73,779	(2,333)	71,446
Non-controlling interest	373	-	373
TOTAL EQUITY	74,152	(2,333)	71,819
		-
TOTAL LIABILITIES AND EQUITY	$98,268	$-	$98,268

Consolidated Statements of Operations and comprehensive income/(loss)

	For the Three Months Ended March 31, 2020
	As previously reported	Restatement Impacts	As Restated
Revenues	$9,757	$-	$9,757

Operating expenses:
Cost of revenues	(4,991)	-	(4,991)
Selling and marketing	(379)	-	(379)
General and administrative	(1,287)	-	(1,287)
Research and development	(206)	-	(206)
Total operating expenses	(6,863)	-	(6,863)

Income from operations	2,894	-	2,894
Other (expenses) income:
Interest expense, net	(87)	-	(87)
Change in fair value of warrant liability	-	18,117	18,117
Other (expenses) income, net	30	-	30
Total other (expenses) income	(57)	18,117	18,060

Income before income tax	2,837	18,117	20,954
Income tax (expense) benefit	5	-	5
Net income	2,842	18,117	20,959
Less: net loss attributable to non-controlling interests	(59)	-	(59)
Net income attributable to Glory Star New Media Group Holdings Limited's shareholders	$2,901	$18,117	$21,018

Other comprehensive income (loss)
Unrealized foreign currency translation gain (loss)	(1,087)	-	(1,087)
Comprehensive income	1,755	18,117	19,872
Less: comprehensive loss attributable to non-controlling interests	(67)	-	(67)
Comprehensive income attributable to Glory Star New Media Group Holdings Limited's shareholders	$1,822	$18,117	$19,939

Earnings per ordinary share
Basic	$0.06	$0.40	$0.46

Weighted average shares used in calculating earnings per ordinary share
Basic	45,504,828	-	45,504,828

Earnings per ordinary share
Dilutive	$0.06	$0.35	$0.41

Weighted average shares used in calculating earnings per ordinary share
Dilutive	50,784,828	-	50,784,828

Consolidated Statements of Operations and comprehensive income/(loss)

	For the Three Months Ended June 30, 2020
	As previously reported	Restatement Impacts	As Restated
Revenues	$19,651	$-	$19,651

Operating expenses:
Cost of revenues	(5.392)	-	(5.392)
Selling and marketing	(1,775)	-	(1,775)
General and administrative	(3,783)	-	(3,783)
Research and development	(130)	-	(130)
Total operating expenses	(11,080)	-	(11,080)

Income from operations
Other (expenses) income:
Interest expense, net	(82)	-	(82)
Change in fair value of warrant liability	-	95	95
Other (expenses) income, net	92	-	92
Total other (expenses) income	10	95	105

Income before income tax	8,581	95	8,676
Income tax (expense) benefit	459	-	459
Net income	9,040	95	9,135
Less: net loss attributable to non-controlling interests	(36)	-	(36)
Net income attributable to Glory Star New Media Group Holdings Limited's shareholders	$9,076	$95	$9,171

Other comprehensive income (loss)
Unrealized foreign currency translation gain (loss)	108	-	108
Comprehensive income
Less: comprehensive loss attributable to non-controlling interests	(35)	-	(35)
Comprehensive income attributable to Glory Star New Media Group Holdings Limited's shareholders	$9,183	$95	$9,278

Earnings per ordinary share
Basic	$0.17	$-	$0.17

Weighted average shares used in calculating earnings per ordinary share
Basic	54,749,415	-	54,749,415

Earnings per ordinary share
Dilutive	$0.16	$-	$0.16

Weighted average shares used in calculating earnings per ordinary share
Dilutive	56,074,415	-	56,074,415

Consolidated Statements of Operations and comprehensive income/(loss)

	For the Six Months Ended June 30, 2020
	As previously reported	Restatement Impacts	As Restated
Revenues(a)	$29,408	$-	$29,408

Operating expenses:
Cost of revenues	(10,383)	-	(10,383)
Selling and marketing	(2,153)	-	(2,153)
General and administrative	(5,070)	-	(5,070)
Research and development	(336)	-	(336)
Total operating expenses	(17,942)	-	(17,942)

Income from operations	11,466	-	11,466
Other (expenses) income:
Interest expense, net	(169)	-	(169)
Change in fair value of warrant liability	-	18,213	18,213
Other (expenses) income, net	123	-	123
Total other expenses	(46)	18,213	18,167
		-
Income before income tax	11,420	18,213	29,633
Income tax (expense) benefit	464	-	464
Net income	11,884	18,213	30,097
Less: net loss attributable to non-controlling interests	(94)	-	(94)
Net income attributable to Glory Star New Media Group Holdings Limited's shareholders	$11,978	$18,213	$30,191

Other comprehensive income (loss)
Unrealized foreign currency translation gain (loss)	(979)	-	(979)
Comprehensive income	10,905	18,213	29,118
Less: comprehensive loss attributable to non-controlling interests	(102)	-	(102)
Comprehensive income attributable to Glory Star New Media Group Holdings Limited's shareholders	$11,007	$18,213	$29,220

Earnings per ordinary share
Basic	$0.24	$0.36	$0.60

Weighted average shares used in calculating earnings per ordinary share
Basic	50,127,122	-	50,127,122

Earnings per ordinary share
Dilutive	$0.23	$0.36	$0.59

Weighted average shares used in calculating earnings per ordinary share
Dilutive	51,452,122	-	51,452,122

Consolidated Statement of Cash Flows

	For the Three Months Ended March 31, 2020
	As previously reported	Restatement Impacts	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$2,841	$18,117	$20,958

Adjustments to reconcile net income to net cash provided by (used in) operating activities:
(Reversal of allowance) allowance for doubtful accounts	381	-	381
Depreciation and amortization	448	-	448
Amortization of right-of-use assets	87	-	87
Deferred income tax expense (benefit)	(73)	-	(73)
Share base compensation	75	-	75
Change in fair value of warrant liability	-	(18,117)	(18,117)

Changes in assets and liabilities
Accounts receivable	(5,253)	-	(5,253)
Prepayment and other current assets	(49)	-	(49)
Unamortized produced content	291	-	291
Accounts payable	591	-	591
Advances from customers	(104)	-	(104)
Accrued liabilities and other payables	(469)	-	(469)
Other taxes payable	295	-	295
Operating lease liabilities	(179)	-	(179)
Net cash provided by (used in) operating activities	(1,118)	-	(1,118)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	-	-	-
Prepayments for acquisition of intangible assets	-	-	-
Net cash used in investing activities	-	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	4,299	-	4,299
Repayments of bank loans	-	-	-
Proceeds from a third party	-	-	-
Cash acquired from the acquisition of TKK	23	-	23
Net cash (used in) provided by financing activities	4,322	-	4,322

Effect of exchange rate changes	(162)	-	(162)

Net (decrease) increase in cash, cash equivalents and restricted cash	3,042	-	3,042
Cash, cash equivalents and restricted cash, at beginning of period	6,919	-	6,919
Cash, cash equivalents and restricted cash, at end of period	$9,961	$-	$9,961

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interests paid	$24	$-	$24
Right of use assets obtained in exchange for operating lease obligations	$-	$-	$-

Condensed Consolidated Statement of Cash Flows

	For the Six Months Ended June 30, 2020
	As previously reported	Restatement Impacts	As Restated
Net cash provided by (used in) operating activities	$(1,006)	$-	$(1,006)
Net cash provided by (used in) investing activities	(994)	-	(994)
Net cash (used in) provided by financing activities	4,322	-	4,322

Effect of exchange rate changes	$(185)	$-	$(185)

Net (decrease) increase in cash, cash equivalents and restricted cash	2,137	-	2,137
Cash, cash equivalents and restricted cash, at beginning of period	6,919	-	6,919
Cash, cash equivalents and restricted cash, at end of period	$9,056	$-	$9,056